Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

20 Equity

a. Share capital: The subscribed and fully paid-in capital as of December 31, 2024 and 2023 was US$13,177,841, represented by 2,218,116,370 common shares with no par value as of December 31, 2024 and 2023. The Group is authorized to increase its share capital by up to an additional 1,375,853 common, registered, book-entry shares with no par value. According to the bylaws, the Board of Directors will determine the number, price, subscription period, and other conditions for the issuance of shares. The Group may grant stock options to Directors, employees, or individuals who provide services to the Company, or to directors, employees, or individuals who provide services to companies under its control.

	December 31, 2024		December 31, 2023		December 31, 2022
	Quantity	US$ thousand	Quantity	US$ thousand	Quantity	US$ thousand
Initial balance	2,218,116,370	13,177,841	2,218,116,370	13,177,841	2,373,866,570	13,177,841
Cancellation of treasury shares	—	—	—	—	(155,750,200)	—
Final balance	2,218,116,370	13,177,841	2,218,116,370	13,177,841	2,218,116,370	13,177,841

b. Capital reserves:

b1. Premium on issue of shares: Refers to the difference between the subscription price that the stockholders pay for the shares and their fair value;

b2. Capital transaction: Includes transactions resulting from equity changes resulting from the repurchase of PPC shares and the compensation plan with shares of subsidiaries.

c. Other reserves: Refers to revaluations of fixed assets prior to IFRS adoption. Other reserves are transferred to retained earnings in proportion with the realization of revalued assets through depreciation, disposal and retirement.

d. Profit reserve:

d1. Treasury shares:

Treasury share activity were as follows:

	December 31, 2022
	Quantity	US$ thousand
Balance at the beginning of the period	80,062,600	619,298
Purchase of treasury shares	97,687,600	719,393
Disposal of treasury shares	(22,000,000)	(169,408)
Cancellation of treasury shares	(155,750,200)	(1,121,507)
Exchange variation	—	(47,776)
Balance at the end of the period	—	—

During the periods ended December 31, 2024, and 2023, there were no transactions related to share repurchases.

For the year ended at 31 December, 2024 there were no treasury shares transactions.

d2. Dividends: On August 13, 2024, the Company approved the distribution of proposed interim dividends related to profit reserves, totaling US$ 717 million, corresponding to R$2.00 per common share, based on the shareholder base as of June 30, 2024. The interim dividends were paid to shareholders on October 7, 2024.

On November 13, 2024, the Company approved the distribution of proposed interim dividends related to profit reserves, totaling US$ 358 million, corresponding to R$1.00 per common share. The interim dividends were paid to shareholders on January 15, 2025.

The Company distributed dividends based on the balance of profit reserves, amounting to a total of US$1.07 billion. The interim dividends were credited towards the mandatory minimum dividends for the fiscal year ended December 31, 2024.

d3. Legal reserve: In accordance with the Brazilian Corporate Law and the Group’s by-laws, 5% of the net profits must be allocated for each fiscal year to the legal reserve until the aggregate amount of the reserve equals 20% of the share capital.

d4. Investments statutory: Consists of the remaining balance of the net income accumulated over time after the computation of the legal reserve and dividend distribution. The purpose of this reserve is to provide funds for the investment in operating assets, absorb losses and repurchase of the own shares (to remain in treasury or cancelation) and this reserve cannot exceed the share capital.

d5. Tax incentive reserve: The Company and its subsidiaries have subsidies granted by state governments in the form of presumed credit, partial or full reduction of the ICMS tax base for certain goods in their production chain, in accordance with the regulations of each State.

As of December 31, 2024, the total amount of government subsidies used by the Group and its subsidiaries amounted to US$1.28 billion.

e. Other comprehensive income: Composed by gain (loss) on cash flow hedge, gains associated with pension and other postretirement benefit obligations, valuation adjustments to equity in subsidiaries, gain (loss) on net investment in foreign operations and gain (loss) on foreign currency translation adjustments. In the financial statement which includes the foreign entity, such exchange variations must be recognized, initially, in other comprehensive income in a specific equity account, and must be transferred from equity to the income statement when the net investment is written off.

e1. Net investment in foreign operations: The Group has certain intercompany loans balances with a foreign subsidiary which will not be settled through cash but with equity transactions, such as capital increase or reduction. Therefore, these balances are an extension of the subsidiary’s investment, thus they are considered as net investment on foreign operations. The exchange variation is recognized in other comprehensive income and reclassified from equity to profit or loss on disposal of net investment, during the period.

f. Non-controlling interest: Material non-controlling interest as of December 31, 2024 consisted of the 17.6% (17.5% as of December 31, 2023) of PPC common stock not owned by JBS USA. JBS USA’s voting rights in PPC are limited to 82.4% as of December 31, 2024 (82.5% as of December 31, 2023) of the total. The profit allocated to the PPC non-controlling interest was US$199.9 million, and US$67.1 million and US$69 million for the years ended December 31, 2024, 2023 and 2022, respectively. The accumulated non-controlling interest in PPC was US$880.8 million as of December 31, 2024 (US$728.5 million as of December 31, 2023). Below are the PPC total net sales, net income, cash provided by operations, total assets and total liabilities for the years indicated.

	2024	2023	2022

Net Revenue	17,878,291	17,362,217	17,468,377
Net Income	1,087,200	322,317	746,538
Net cash provided by operating activities	1,990,100	677,877	669,863

Total assets	10,650,576	9,810,361	9,255,769
Total liabilities	6,397,180	6,465,784	6,402,493
Total equity	4,253,396	3,344,577	2,853,276